Earnings / (Loss) Per Share - Schedule of Basic and Diluted Loss Per Ordinary Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings / (Loss) Per Share [Abstract]
Profit / (Loss) attributable to ordinary equity shareholders of the Group	$ 65,597	$ (599,151)	$ (56,656)
Weighted average number of ordinary shares outstanding (thousand shares)	204,679	137,426	110,494
Effect of potential dilutive ordinary shares:
Assumed exercise of warrants (thousand shares)	581
Assumed conversion of the August 2024 and November 2024 convertible senior notes (thousand shares)	29,059
Weighted average number of shares outstanding for diluted EPS (thousand shares)	234,319	137,426	110,494
Diluted loss per share (In USD)	$ (1.43)	$ (4.36)	$ (0.51)
Basic earnings / (loss) per share (In USD)	$ 0.32	$ (4.36)	$ (0.51)
Profit / (loss) attributable to ordinary equity shareholders of the Group	$ 65,597	$ (599,151)	$ (56,656)
Adjustments for potential dilutive instruments:
Impact of derivative liabilities related to the warrants	(42,622)
Impact of derivative liabilities related to the August 2024 and November 2024 convertible senior notes	(359,156)
Loss attributable to ordinary equity shareholders of the Group for diluted EPS	$ (336,181)	$ (599,151)	$ (56,656)